Common Stock Options	3 Months Ended	12 Months Ended
	Mar. 31, 2015	Dec. 31, 2014
Notes to Financial Statements
Note 5. Common Stock Options

Approval of the 2013 Long-Term Incentive Plan

On June 20, 2013, the Board of Directors (the “Board”) adopted, subject to receiving shareholder approval, the 2013 Long-Term Incentive Plan (the “Incentive Plan”). The Incentive Plan provides for the issuance of stock options of up to 20,000,000 shares (subject to adjustment) of the Company’s common stock to officers, directors, key employees and consultants of the Company. Options granted to employees under the Incentive Plan, including directors and officers who are employees, may be incentive stock options or non-qualified stock options; options granted to others under the Incentive Plan are limited to non-qualified stock options. On November 15, 2013, shareholders owning a majority of the Company’s issued and outstanding shares approved the Incentive Plan.

The Incentive Plan is administered by the Board or a committee designated by the Board. Subject to the provisions of the Incentive Plan, the Board has the authority to determine the officers, employees and consultants to whom options will be granted, the number of shares covered by each option, vesting rights and the terms and conditions of each option that is granted to them; however, no person may be granted in any of the Company’s fiscal year, options to purchase more than 2,000,000 shares under the Incentive Plan, and the aggregate fair market value (determined at the time the option is granted) of the shares with respect to which incentive stock options are exercisable for the first time by an optionee during any calendar year cannot exceed $100,000. Options granted pursuant to the Incentive Plan are exercisable no later than ten years after the date of grant.

The exercise price per share of common stock for options granted under the Incentive Plan will be the fair market value of the Company’s common stock on the date of grant, using the closing price of the Company’s common stock on the last trading day prior to the date of grant, except for incentive stock options granted to a holder of ten percent or more of the Company’s common stock, for whom the exercise price per share will not be less than 110% of the fair market value. No option can be granted under the Incentive Plan after June 20, 2023.

As of March 31, 2015, there were 19,815,000 shares available for grant.

Stock Option Activity

The following table summarizes stock option activity for the period ended March 31, 2015:

			Weighted
			Average
		Weighted	Remaining	Aggregate
	Options	Average	Contractual	Intrinsic
	Outstanding	Exercise Price	Life (Years)	Value
Balance January 1, 2015	185,000	$0.83	9.12	$9,300
Options granted	-	_	-	$0
Balance March 31, 2015	185,000	$0.83	8.87	$110,800
Exercisable at March 31, 2015	85,000	$0.72	8.96	$22,500

The fair value of stock options are estimated at the date of grant using the Black-Scholes option pricing model. There were no stock options granted during the three months ended March 31, 2015.

During the three months ended March 31, 2015, stock-based compensation expense of $10,944 was recognized as general and administrative expenses. During the three months ended March 31, 2014, stock-based compensation expense of $6,782 was recognized as general and administrative expenses. There were 85,000 stock options vested and 100,000 stock options unvested as of March 31, 2015. As of March 31, 2015, the Company had $32,016 of total unrecognized compensation cost related to unvested stock options, which is expected to be recognized by April 1, 2019.

The Company issues new shares when options are exercised.

Approval of the 2013 Long-Term Incentive Plan

On June 20, 2013, the Board of Directors (the “Board”) adopted, subject to receiving shareholder approval, the 2013 Long-Term Incentive Plan (the “Incentive Plan”). The Incentive Plan provides for the issuance of stock options of up to 20,000,000 shares (subject to adjustment) of the Company’s common stock to officers, directors, key employees and consultants of the Company. Options granted to employees under the Incentive Plan, including directors and officers who are employees, may be incentive stock options or non-qualified stock options; options granted to others under the Incentive Plan are limited to non-qualified stock options.

The Incentive Plan is administered by the Board or a committee designated by the Board. Subject to the provisions of the Incentive Plan, the Board has the authority to determine the officers, employees and consultants to whom options will be granted, the number of shares covered by each option, vesting rights and the terms and conditions of each option that is granted to them; however, no person may be granted in any of the Company’s fiscal year, options to purchase more than 2,000,000 shares under the Incentive Plan, and the aggregate fair market value (determined at the time the option is granted) of the shares with respect to which incentive stock options are exercisable for the first time by an optionee during any calendar year cannot exceed $100,000. Options granted pursuant to the Incentive Plan are exercisable no later than ten years after the date of grant.

The exercise price per share of common stock for options granted under the Incentive Plan will be the fair market value of the Company’s common stock on the date of grant, using the closing price of the Company’s common stock on the last trading day prior to the date of grant, except for incentive stock options granted to a holder of ten percent or more of the Company’s common stock, for whom the exercise price per share will not be less than 110% of the fair market value. No option can be granted under the Incentive Plan after June 20, 2023.

As of December 31, 2014, there were 19,815,000 shares available for grant.

Stock Option Activity

On August 1, 2013, the Company granted to Messrs. Kirkland and Sierchio (20,000 stock options each) for stock options granted on August 1, 2013. The exercise price per share is $0.65; 10,000 options vested on the grant date and, subject to continued service as a member of our Board, the remaining 10,000 options vested on August 1, 2014. The Options Shares may be exercised on a “cashless basis” using the formula contained therein.

Effective December 1, 2013, we appointed Mr. Bold as our President & CEO and entered into an at-will consulting agreement (the “Consulting Agreement”) with Mr. Bold. Pursuant to the terms of the Consulting Agreement, Mr. Bold is expected to serve on a part-time basis and will receive an annual fee of $50,000, payable in 12 equal installments, which is prorated for any partial months during the term of the Consulting Agreement. In addition to Mr. Bold’s fee, he was issued a stock option to purchase up to 40,000 shares of our common stock at a price of $0.75 per share, the closing price of our common stock as quoted on the OTCQB on November 29, 2013. The shares may be exercised on a “cashless basis” using the formula contained therein and, subject to Mr. Bold’s continued service as our President and Chief Executive Officer, vest as follows: (a) 20,000 shares vested on December 1, 2014; and (b) 20,000 shares vest on December 1, 2015.

On April 1, 2014, the Company appointed Ms. Patsy Trisler as its Vice President – Clinical & Regulatory Affairs and entered into an at-will consulting agreement (the “Trisler Consulting Agreement”) with Ms. Trisler. Pursuant to the terms of the Trisler Consulting Agreement, Ms. Trisler was issued an option to purchase up to 50,000 shares of the Company’s common stock at a price of $1.05 per share, the closing price of the Company’s common stock as quoted on the OTCQB on April 1, 2014. The shares may be exercised on a “cashless basis” using the formula contained therein and, subject to Ms. Trisler’s continued service as the Company’s Vice President – Clinical & Regulatory Affairs, the shares vest as follows, 10,000 on: (a) April 1, 2015; (b) April 1, 2016; (c) April 1, 2017; (d) April 1, 2018; and (e) April 1, 2019.

On April 20, 2014, the Company appointed Andrew Danielson as its Director of Business Development and issued Mr. Danielson a stock option to purchase 5,000 shares of the Company’s common stock at a price of $1.05 per share, the closing price of the Company’s common stock as quoted on the OTCQB on April 17, 2014. The shares may be exercised on a “cashless basis” using the formula contained therein and, subject to Mr. Danielson’s continued service with the Company, vest on April 20, 2015.

On August 14, 2014, the Company granted to each of Messrs. Kirkland and Sierchio a stock option to purchase 20,000 shares of the Company’s common stock. The exercise price per share is $0.80; 10,000 options vested on the grant date and, subject to continued service as a member of the Company’s Board, the remaining 10,000 options vest on August 14, 2015 and may be exercised on a “cashless basis” using the formula contained therein.

On August 14, 2014, the Company granted to Ms. Rhonda Rosen, the Company’s Chief Financial Officer, a stock option to purchase 10,000 shares of the Company’s common stock. The exercise price per share is $0.80; 5,000 options vested on the grant date and, subject to her continued service as an executive of the Company, the remaining 5,000 options vest on August 14, 2015 and may be exercised on a “cashless basis” using the formula contained therein.

The following table summarizes stock option activity for the year ended December 31, 2014.

			Weighted Average Remaining Contractual Life (Years)

		Weighted Average Exercise Price		Aggregate Intrinsic Value
	Options Outstanding

Balance January 1, 2014	80,000	$0.70	8.75	$24,800
Options granted	105,000	$0.93	9.41	$1,500
Balance December 31, 2014	185,000	$0.83	9.12	$9,300
Exercisable at December 31, 2014	85,000	$0.72	8.97	$7,850

The fair value of each stock option is estimated at the date of grant using the Black-Scholes option pricing model. The estimated weighted-average fair value of stock options granted during 2013 was approximately $0.49 to $0.57 per share. Assumptions regarding volatility, expected term, dividend yield and risk-free interest rate are required for the Black-Scholes model. The volatility assumption is based on the Company’s historical experience. The risk-free interest rate is based on a U.S. treasury note with a maturity similar to the option award’s expected life. The expected life represents the average period of time that options granted are expected to be outstanding. The assumptions for volatility, expected life, dividend yield and risk-free interest rate are presented in the table below:

	2014	2013
Risk-free interest rate	1.58 – 1.62%	1.43 – 1.49%
Expected life in years	5.50	5.50
Weighted Avg Expected Volatility	94.4% - 105.3%	99.5 – 103.4%
Expected dividend yield	0%	0%

During the years ended December 31, 2014 and 2013, stock-based compensation expense of $59,860 and $15,440, respectively, was recognized as general and administrative expenses. There were 85,000 stock options vested and 100,000 unvested, as of December 31, 2014. As of December 31, 2014, the Company had $42,959 of total unrecognized compensation cost related to unvested stock options, which is expected to be recognized by December 31, 2019.

The following table summarizes information about stock options outstanding and exercisable under our stock incentive plan at December 31, 2014:

	Number Outstanding	Weighted Average Remaining Contractual Life (Years)	Weighted Average Exercise Price	Number Exercisable	Weighted Average Remaining Contractual Life (Years)	Weighted Average Exercise Price
$0.50 to $1.00	130,000	9.07	$0.74	85,000	8.96	$0.72
$1.01 to $1.50	55,000	9.25	1.05	0	-	-
	185,000	9.12	0.83	85,000	8.96	0.72

The Company issues new shares when options are exercised.